Significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies
The following is a summary of the significant accounting and reporting policies adopted by the Company:
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported and disclosed amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The major estimates reflected in the Company’s condensed consolidated financial statements include, but are not limited to, the loss and loss adjustment expense reserves, estimates of written and earned premiums and fair value of financial instruments.
Cash and restricted cash and cash equivalents
Cash and cash equivalents consist of cash held in banks and other short-term, highly liquid investments with original maturity dates of ninety days or less.
Restricted cash and cash equivalents consist of cash held in trust accounts with the Catastrophe Reinsurer, securing collateralized reinsurance contracts written and cash held with brokers securing letters of credit issued under credit facilities.
Premium revenue recognition
To the extent that the amount of written premium is estimable, the Company estimates the ultimate premiums for the entire contract period and records this estimate at the inception of the contract. For contracts where the full written premium is not estimable at inception, the Company records written premium for the portion of the contract period for which the amount is estimable. These estimates are based primarily on information in the underlying contracts as well as information provided by clients and/or brokers.
Premiums written are earned over the exposure period in proportion to the period of risk covered. Unearned premiums represent the portion of premiums written that relate to the remaining term of the underlying policies in force.
Premiums for retroactive reinsurance contracts are earned at the inception of the contract, as all of the underlying loss events covered by these contracts occurred in the past. Any underwriting profit at inception of a retroactive reinsurance contract is deferred and recognised over the estimated future payout of the loss and loss adjustment expenses reserves. Any underwriting loss at inception of a retroactive reinsurance contract is recognised immediately.
Changes in premium estimates are expected and may result in adjustments in any reporting period. These estimates change over time as additional information regarding the underlying business volume is obtained. Any subsequent adjustments arising on such estimates are recorded in the period in which they are determined.
Reinsurance premiums ceded
From time to time the Company reduces the risk of losses on business written by reinsuring certain risks and exposures with other reinsurers. The Company remains liable to the extent that any retrocessionaire fails to meet its obligations and to the extent that the Company does not hold sufficient security for their unpaid obligations. Ceded premiums are written during the period in which the risks incept and are expensed over the contract period in proportion to the period of risk covered. Unearned premiums ceded consist of the unexpired portion of reinsurance ceded.
Deferred acquisition costs
Acquisition costs consist of commissions, brokerage and excise taxes that are related directly to the successful acquisition of new or renewal reinsurance contracts. These costs are deferred and amortized over the period in which the related premiums are earned. The Company evaluates the recoverability of deferred acquisition costs by determining if the sum of future earned premiums and anticipated investment income is greater than expected future loss and loss adjustment expenses and acquisition costs. If a loss is probable on the unexpired portion of contracts in force, a premium deficiency loss is recognized. As of September 30, 2014, deferred acquisition costs are considered to be fully recoverable and no premium deficiency has been recorded.
Acquisition costs also include profit commissions that are expensed when incurred. Profit commissions are calculated and accrued based on the expected loss experience for contracts and recorded when the current loss estimate indicates that a profit commission is probable under the contract terms.
Loss and loss adjustment expense reserves
The Company’s loss and loss adjustment expense reserves include case reserves and reserves for losses incurred but not yet reported (“IBNR reserves”). Case reserves are established for losses that have been reported, but not yet paid, based on loss reports from brokers and ceding companies. IBNR reserves represent the estimated loss and loss adjustment expenses that have been incurred by insureds and reinsureds but not yet reported to the insurer or reinsurer, including unknown future developments on loss and loss adjustment expenses that are known to the insurer or reinsurer. IBNR reserves are established by management based on actuarially determined estimates of ultimate loss and loss adjustment expenses.
Inherent in the estimate of ultimate loss and loss adjustment expenses are expected trends in claim severity and frequency and other factors that may vary significantly as claims are settled. Accordingly, ultimate loss and loss adjustment expenses may differ materially from the amounts recorded in the condensed consolidated financial statements. These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, are recorded in the condensed consolidated statements of income (loss) in the period in which they become known.
Deposit liabilities
Certain contracts do not transfer sufficient insurance risk to be deemed reinsurance contracts and are accounted for using the deposit method of accounting. Management exercises judgment in determining whether contracts transfer sufficient risk to be accounted for as reinsurance contracts. Using the deposit method of accounting, a deposit liability, rather than written premium, is initially recorded based upon the consideration received less any explicitly identified premiums or fees. In subsequent periods, the deposit liability is adjusted by calculating the effective yield on the deposit to reflect actual payments to date and future expected payments.
Fair value measurement
The Company determines the fair value of financial instruments in accordance with current accounting guidance, which defines fair value and establishes a three level fair value hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Fair value is defined as the price the Company would receive to sell an asset or would pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the estimated fair value of each individual security utilizing the highest level inputs available.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments, approximates the carrying amounts presented in the condensed consolidated balance sheets.
Investments
The Company’s investments are classified as “trading securities” and are carried at fair value with changes in fair value included in earnings in the condensed consolidated statements of income (loss).
The fair value of the Company’s investments are based on quoted market prices, or when such prices are not available, by reference to broker or underwriter bid indications, industry recognized pricing vendors and/or internal pricing valuation techniques. Investment transactions are recorded on a trade date basis with balances pending settlement included in due to/from brokers in the condensed consolidated balance sheets.
Realized gains and losses are determined using cost calculated on the specific identification basis. Dividends are recorded on the ex-dividend date. Income and expense are recorded on the accrual basis including interest and premiums amortized and discounts accreted.
Derivatives
Underwriting
The Catastrophe Reinsurer enters into certain contracts for which the potential loss payments are triggered exclusively by reference to a specified index, such as an industry loss. These contracts are accounted for as derivatives. The Company records the fair value of these contracts in derivative liabilities, at fair value, in the condensed consolidated balance sheets. Changes in the fair value of these contracts are recorded in net investment income in the condensed consolidated statements of income (loss).
Investments
Derivative instruments within our separate account managed by our investment manager, Third Point LLC, are recorded in the condensed consolidated balance sheets at fair value, with changes in fair values and realized gains and losses recognized in net investment income in the condensed consolidated statements of income (loss).
Derivatives serve as a key component of the Company’s investment strategy and are utilized primarily to structure the portfolio, or individual investments, and to economically match the investment objectives of the Company. The Company's derivatives do not qualify as hedges for financial reporting purposes and are recorded in the condensed consolidated balance sheets on a gross basis and not offset against any collateral pledged or received. Pursuant to the International Swaps and Derivatives Association ("ISDA") master agreements, securities lending agreements and other derivatives agreements, the Company and its counterparties typically have the ability to net certain payments owed to each other in specified circumstances. In addition, in the event a party to one of the ISDA master agreements, securities lending agreements or other derivatives agreements defaults, or a transaction is otherwise subject to termination, the non-defaulting party generally has the right to set off against payments owed to the defaulting party or collateral held by the non defaulting party.
The Company enters into derivative contracts to manage credit risk, interest rate risk, currency exchange risk, and other exposure risks. The Company uses derivatives in connection with its risk-management activities to economically hedge certain risks and to gain exposure to certain investments. The utilization of derivative contracts also allows for an efficient means by which to trade certain asset classes.
Fair values of derivatives are determined by using quoted market prices, industry recognized pricing vendors and broker quotes when available; otherwise fair values are based on pricing models that consider the time value of money, volatility, and the current market and contractual prices of underlying financial instruments.
Embedded derivatives
Certain of the Company’s deposit and reinsurance contracts contain interest crediting features that vary based on the net investment return on investments managed by Third Point LLC. These contractual features are considered embedded derivatives in accordance with U.S. GAAP. We include the estimated fair value of these embedded derivatives in the condensed consolidated balance sheets with the host contract in order to reflect the expected settlement of these features with the host contract. Prior to 2014, the changes in estimated fair value of these embedded derivatives were recorded in net investment income. As these embedded derivatives have become more prominent, the presentation has been modified and changes in the estimated fair value of embedded derivatives are now recorded in other expenses in the condensed consolidated statements of income (loss). In addition, fixed interest crediting features on these contracts that were recorded in net investment income are now classified in other expenses in the condensed consolidated statements of income (loss). As a result, investment expense of $1.2 million and $2.7 million that was previously reported in net investment income for the three and nine months ended September 30, 2013, respectively, is now being reported in other expenses to conform to the current year presentation.
Share-based compensation
The Company accounts for its share-based compensation transactions using the fair value of the award at the grant date. Determining the fair value of share purchase options at the grant date requires estimation and judgment. The Company uses an option-pricing model (Black-Scholes) to calculate the fair value of share purchase options.
For share purchase options granted that contain both a service and performance condition, the Company recognizes share compensation expense only for the portion of the options that are considered probable of being exercised. Share compensation for share purchase options considered probable of being exercised is expensed over the service (vesting) period on a graded vesting basis. The probability of share purchase options being exercised is evaluated at each reporting period.  When the share purchase options are considered probable of being exercised, the Company records a catch up of share compensation expense from the grant date (service inception date for existing options) to the current reporting period end based on the fair value of the options at the grant date.
The Company measures grant date fair value for restricted share awards based on the price of its common shares at the grant date and the expense is recognised on a straight-line basis over the vesting period.
Warrants
The Company accounts for warrant contracts issued to certain of its founding investors ("Founders") in conjunction with the initial capitalization of the Company by using either the physical settlement or net-share settlement methods. The fair value of these warrants was recorded in equity as additional paid-in capital. The fair value of warrants issued are estimated on the grant date using the Black-Scholes option-pricing model.
The Company accounts for certain warrant contracts issued to an advisor, where services have been received by the Company, in part, in exchange for equity instruments, based on the fair value of such services. The associated cost of these warrants has been recorded as capital raise costs and is included in additional paid in capital in the condensed consolidated statements of shareholders’ equity.
Offering costs
Offering costs incurred in connection with the IPO, which included underwriters’ fees, legal and accounting fees, printing and other fees were deducted from the gross proceeds of the offering. The proceeds from the issuance of shares net of offering costs is included in additional paid in capital in the condensed consolidated statements of shareholders’ equity.
Foreign currency transactions
The Company’s functional currency is the U.S. dollar. Transactions in foreign currencies are recorded in U.S. dollars at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currencies are remeasured at the exchange rates in effect at the reporting date and foreign exchange gains and losses are included in the condensed consolidated statements of income (loss).
Income taxes and uncertain tax positions
Under current Bermuda law, the Company and its Bermuda subsidiaries are not subject to any income or capital gains taxes. In the event that such taxes are imposed, the Company and its Bermuda subsidiaries would be exempted from any such taxes until March 2035 under the Tax Assurance Certificates issued to such entities pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966, as amended.

The Company has an operating subsidiary in the United Kingdom, TPRUK, which is subject to relevant taxes in that jurisdiction.  On July 17, 2013, the United Kingdom government passed the Finance Act 2013, which reduced the corporate income tax rate from 23% to 21% (effective April 1, 2014) and provided for a further reduction in the corporate income tax rate from 21% to 20% (effective April 1, 2015). For the three and nine months ended September 30, 2014, the Company recorded $0.003 million and $0.02 million, respectively, for income taxes relating to TPRUK.

The Company is subject to withholding tax obligations related to dividends, capital gains and interest on certain investments. Prior to the second quarter of 2014, these withholding tax obligations were recorded as deductions to net investment income. As these withholding tax obligations have increased, the Company began presenting the relevant amounts in income tax expense in the condensed consolidated statements of income (loss). As a result, withholding taxes of $1.2 million and $2.2 million have been recorded in income tax expense for the three and nine months ended September 30, 2014, respectively. Withholding taxes of $0.3 million and $0.7 million were previously recorded as deductions to net investment income for the three and nine months ended September 30, 2013, respectively.
As of September 30, 2014, the Company had recorded a $1.7 million provision for uncertain tax positions related to investment transactions in certain foreign countries. The Company has recognized income tax expense related to uncertain tax positions of $0.3 million and $1.7 million for the three and nine months ended September 30, 2014, respectively (2013 - nil).
Non-controlling interests
The Company consolidates the results of entities in which it has a controlling financial interest. The Company records the portion of shareholders’ equity attributable to non-controlling interests as a separate line within shareholders’ equity in the condensed consolidated balance sheets. The Company records the portion of income attributable to non-controlling interests as a separate line within the condensed consolidated statements of income (loss).
Earnings per share
Basic earnings per share is based on the weighted average number of common shares and participating securities outstanding during the period. The weighted average number of common shares excludes any dilutive effect of outstanding warrants, options and convertible securities such as unvested restricted shares. Diluted earnings per share is based on the weighted average number of common shares and share equivalents including any dilutive effects of warrants, options and other awards under share plans and are determined using the treasury stock method. U.S. GAAP requires that unvested share awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid (referred to as ‘‘participating securities”), be included in the number of shares outstanding for both basic and diluted earnings per share calculations. The Company treats its unvested restricted shares as participating securities. In the event of a net loss, the participating securities are excluded from the calculation of both basic and diluted loss per share.
Leases
Leases in which substantially all of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are recognized in the condensed consolidated statements of income (loss) on a straight-line basis over the term of the lease.
Comprehensive income
The Company has no comprehensive income other than net income disclosed in the condensed consolidated statements of income (loss).
Segment information
Under U.S. GAAP, operating segments are based on the internal information that management uses for allocating resources and assessing performance of the Company. The Company reports two operating segments – Property and Casualty Reinsurance and Catastrophe Risk Management. The Company has also identified a corporate function that includes net investment income on capital and certain general and administrative expenses related to corporate activities.
Recently issued accounting standards
Issued and effective as of September 30, 2014
In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). The objective of ASU 2013-01 is to address implementation issues about the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU 2011-11. ASU 2013-01 is effective for interim and annual periods beginning on or after January 1, 2013. The Company adopted ASU 2013-01 effective with its IPO and has included the required disclosures in Note 8 of the notes to the condensed consolidated financial statements.
In February 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (ASU 2013-02). The objective of ASU 2013-02 is to improve the reporting of reclassifications out of other comprehensive income. ASU 2013-02 is effective for periods subsequent to December 15, 2012. The adoption of this guidance had no impact on the Company’s condensed consolidated financial statements.

In June 2013, the FASB issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies - Amendments to the Scope, Measurement, and Disclosure Requirements (ASU 2013-08). The amendments in this update change the assessment of whether an entity is an investment company by developing a new two-tiered approach for that assessment, which requires an entity to possess certain fundamental characteristics while allowing judgment in assessing other typical characteristics. The new approach requires an entity to assess all of the characteristics of an investment company and consider its purpose and design to determine whether it is an investment company. ASU 2013-08 is effective prospectively for periods subsequent to December 15, 2013. Early adoption is prohibited. The Company adopted ASU 2013-08 in the first quarter of 2014, and the adoption of this guidance did not have a material impact on the Company's condensed consolidated financial statements.
Issued but not yet effective as of September 30, 2014

In April 2014, the FASB issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (ASU 2014-08). ASU 2014-08 changes the requirements for reporting discontinued operations, such that a disposal of a component of the Company's operations is required to be reported as discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the Company's operations and financial results. ASU 2014-08 is effective for all disposals that occur after January 1, 2015. The Company does not expect this new pronouncement to have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (ASU 2014-09). ASU 2014-09 provides a framework, through a five-step process, for recognizing revenue from customers, improves comparability and consistency of recognizing revenue across entities, industries, jurisdictions and capital markets, and requires enhanced disclosures. Certain contracts with customers are specifically excluded from the scope of ASU 2014-09, including amongst others, insurance contracts accounted for under Accounting Standard Codification 944, Financial Services - Insurance. ASU 2014-09 is effective on January 1, 2017 with retrospective adoption required for the comparative periods. The Company is currently evaluating the impact of this guidance, however, it is not expected to have a material impact on the Company's consolidated financial statements.

In June 2014, the FASB issued Accounting Standards Update No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11). ASU 2014-11 amends the accounting guidance for “repo-to-maturity” transactions and repurchase agreements executed as repurchase financings. In addition, the new standard requires a transferor to disclose more information about certain transactions, including those in which it retains substantially all of the exposure to the economic returns of the underlying transferred asset over the transaction’s term. For repurchase agreements and securities lending agreements accounted for as secured borrowings as of a reporting date, the new standard requires obligors (transferors of collateral) to disaggregate the related gross obligation by class of collateral pledged, and to disclose the remaining contractual maturity of the agreements, and to discuss the potential risks of these arrangements and related collateral pledged, including the risks stemming from a decline in the value of the pledged collateral and how such risks are managed. Additionally, as a result of the new accounting guidance, repo-to-maturity transactions will be reported as secured borrowings. Transferors will also no longer apply the current “linked” accounting model to repurchase agreements executed contemporaneously with the initial transfer of the underlying financial asset with the same counterparty. ASU 2014-11 is effective prospectively for periods subsequent to December 15, 2014. The Company is currently evaluating the impact of this guidance, however, it is not expected to have a material impact on the Company's consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update 2014-15, Presentation of Financial Statements- Going Concern (ASU 2014-15). ASU 2014-15 requires management to evaluate, for each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. If conditions or events raise substantial doubt about the entity's ability to continue as a going concern, the entity will be required to disclose information that enables the users of the financial statements to understand the principal conditions or events, management's evaluation of the significance of those events or conditions and management's plans that alleviate substantial doubt about the entity's ability to continue as a going concern. ASU 2014-1 becomes effective for the annual period ending after December 15, 2016. The Company does not expect this new guidance to have a material impact on the Company’s condensed consolidated financial statements.

Significant accounting policies
The following is a summary of the significant accounting and reporting policies adopted by the Company:
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported and disclosed amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The major estimates reflected in the Company’s consolidated financial statements include, but are not limited to, the loss and loss adjustment expense reserves, estimates of written and earned premiums and fair value of financial instruments.
Cash and restricted cash and cash equivalents
Cash and cash equivalents consist of cash held in banks and other short-term, highly liquid investments with original maturity dates of ninety days or less.
Restricted cash and cash equivalents consist of cash held in trust accounts with the Catastrophe Reinsurer, securing collateralized reinsurance contracts written and cash held with brokers securing letters of credit issued under credit facilities.
Premium revenue recognition
The Company estimates the ultimate premiums for the entire contract period and records this estimate at the inception of the contract, to the extent that the amount of written premium is estimable. For contracts where the full written premium is not estimable at inception, the Company records written premium for the portion of the contract period for which the amount is estimable. These estimates are based primarily on information in the underlying contracts as well as information provided by clients and/or brokers.
Premiums written are earned over the exposure period in proportion to the period of risk covered. Unearned premiums represent the portion of premiums written that relate to the remaining term of the underlying policies in force.
Premiums for retroactive reinsurance contracts, where the Company has evaluated and concluded that risk transfer has occured, are earned at the inception of the contract, as all of the underlying loss events covered by these contracts occurred in the past. Any underwriting profit at inception of a retroactive reinsurance contract is deferred and recognised over the estimated future payout of the loss and loss adjustment expenses reserves. Any underwriting loss at inception of a retroactive reinsurance contract is recognised immediately.
Changes in premium estimates are expected and may result in adjustments in any reporting period. These estimates change over time as additional information regarding the underlying business volume is obtained. Any subsequent adjustments arising on such estimates are recorded in the period in which they are determined.
Reinsurance premiums ceded
The Company reduces the risk of losses on business written by reinsuring certain risks and exposures with other reinsurers. The Company remains liable to the extent that any retrocessionaire fails to meet its obligations and to the extent that the Company does not hold sufficient security for their unpaid obligations. Ceded premiums are written during the period in which the risks incept and are expensed over the contract period in proportion to the period of risk covered. Unearned premiums ceded consist of the unexpired portion of reinsurance ceded.
Deferred acquisition costs
Acquisition costs consist of commissions, brokerage and excise taxes that are related directly to the successful acquisition of new or renewal reinsurance contracts. These costs are deferred and amortized over the period in which the related premiums are earned. The Company evaluates the recoverability of deferred acquisition costs by determining if the sum of future earned premiums and anticipated investment income is greater than expected future loss and loss adjustment expenses and acquisition costs. If a loss is probable on the unexpired portion of contracts in force, a premium deficiency loss is recognized. As of December 31, 2013, deferred acquisition costs are considered to be fully recoverable and no premium deficiency has been recorded.
Acquisition costs also include profit commissions that are expensed when incurred. Profit commissions are calculated and accrued based on the expected loss experience for contracts and recorded when the current loss estimate indicates that a profit commission is probable under the contract terms.
Loss and loss adjustment expense reserves
The Company’s loss and loss adjustment expense reserves include case reserves and reserves for losses incurred but not yet reported (“IBNR reserves”). Case reserves are established for losses that have been reported, but not yet paid, based on loss reports from brokers and ceding companies. IBNR reserves represent the estimated loss and loss adjustment expenses that have been incurred by insureds and reinsureds but not yet reported to the insurer or reinsurer, including unknown future developments on loss and loss adjustment expenses which are known to the insurer or reinsurer. IBNR reserves are established by management based on actuarially determined estimates of ultimate loss and loss adjustment expenses.
Inherent in the estimate of ultimate loss and loss adjustment expenses are expected trends in claim severity and frequency and other factors that may vary significantly as claims are settled. Accordingly, ultimate loss and loss adjustment expenses may differ materially from the amounts recorded in the consolidated financial statements. These estimates are reviewed regularly and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments, if any, are recorded in the consolidated statements of income (loss) in the period in which they become known.
Deposit liabilities
Certain contracts do not transfer sufficient insurance risk and are accounted for using the deposit method of accounting. Management exercises judgment in determining whether contracts contain sufficient risk to be accounted for as reinsurance contracts. Using the deposit method of accounting, a deposit liability, rather than written premium, is initially recorded based upon the consideration received less any explicitly identified premiums or fees. In subsequent periods, the deposit liability is adjusted by calculating the effective yield on the deposit to reflect actual payments to date and future expected payments.
Fair value measurement
The Company determines the fair value of financial instruments in accordance with current accounting guidance, which defines fair value and establishes a three level fair value hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Fair value is defined as the price that the Company would receive to sell an asset or would pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the estimated fair value of each individual security utilizing the highest level inputs available.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments, approximates the carrying amounts presented in the consolidated balance sheets.
Investments
The Company’s investments are classified as “trading securities” and are carried at fair value with changes in fair value included in earnings in the consolidated statements of income (loss).
The fair value of the Company’s investments are based on quoted market prices, or when such prices are not available, by reference to broker or underwriter bid indications and/or internal pricing valuation techniques. Investment transactions are recorded on a trade date basis with balances pending settlement included in due to/from brokers in the consolidated balance sheets.
Realized gains and losses are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date. Income and expense are recorded on the accrual basis including interest and premiums amortized and discounts accreted.
Derivatives
Underwriting
The Catastrophe Reinsurer enters into certain contracts under which the potential loss payments are triggered exclusively by reference to a specified index, such as an industry loss. These contracts are considered derivatives. The Company records the fair value of these contracts in derivative liabilities, at fair value, in the consolidated balance sheet. Changes in the fair value of these contracts are recorded in net investment income in the consolidated statement of income.

Investments
Derivative instruments within our investment assets managed by our investment manager Third Point LLC, are recorded in the consolidated balance sheets at fair value, with changes in fair values and realized gains and losses recognised in net investment income in the consolidated statements of income (loss).
Derivatives serve as a key component of the Company’s investment strategy and are utilized primarily to structure the portfolio, or individual investments, and to economically match the investment objectives of the Company. The Company's derivatives do not qualify as hedges for financial reporting purposes and are recorded in the consolidated balance sheets on a gross basis and not offset against any collateral pledged or received. Pursuant to the International Swaps and Derivatives Association ("ISDA") master agreements, securities lending agreements and other derivatives agreements, the Company and its counterparties typically have the ability to net certain payments owed to each other in specified circumstances. In addition, in the event a party to one of the ISDA master agreements, securities lending agreements or other derivatives agreements defaults, or a transaction is otherwise subject to termination, the non-defaulting party generally has the right to set off against payments owed to the defaulting party or collateral held by the non defaulting party.
The Company enters into derivative contracts to manage credit risk, interest rate risk, currency exchange risk, and other exposure risks. The Company uses derivatives in connection with its risk-management activities to economically hedge certain risks and to gain exposure to certain investments. The utilization of derivative contracts also allows for an efficient means by which to trade certain asset classes.
Fair values of derivatives are determined by using quoted market prices and counterparty quotes when available; otherwise fair values are based on pricing models that consider the time value of money, volatility, and the current market and contractual prices of underlying financial instruments.
Share-based compensation
The Company accounts for its share-based compensation transactions using the fair value of the award at the grant date. Determining the fair value of share purchase options at the grant date requires estimation and judgment. The Company uses an option-pricing model (Black-Scholes) to calculate the fair value of share purchase options.
For share purchase options granted that contain both a service and performance condition, the Company recognizes share compensation expense only for the portion of the options that are considered probable of being exercised. Share compensation for share purchase options considered probable of being exercised is expensed over the service (vesting) period on a graded vesting basis. The probability of share purchase options being exercised is evaluated at each reporting period.  When the share purchase options are considered probable of being exercised, the Company records a catch up of share compensation expense from the grant date (service inception date for existing options) to the current reporting period end based on the fair value of the options at the grant date.
The Company measures grant date fair value for restricted share awards based on the price of its common shares at the grant date and the expense is recognised on a straight-line basis over the vesting period.
Warrants
The Company accounts for certain warrant contracts issued to its Founders in conjunction with the initial capitalization of the Company, and which it may settle by using either the physical settlement or net-share settlement methods. The fair value of these warrants was recorded in equity as additional paid-in capital. The fair value of warrants issued are estimated on the grant date using the Black-Scholes option-pricing model.
The Company accounts for certain warrant contracts issued to an advisor, where services have been received by the Company, in part, in exchange for equity instruments, based on the fair value of such services. The associated cost of these warrants has been recorded as capital raise costs and is included in additional paid in capital in the consolidated statements of shareholders’ equity.
Offering costs
Offering costs incurred in connection with the initial capital raise of the Company and the IPO, which included underwriters’ fees, legal and accounting fees, printing and other fees have been deducted from the gross proceeds of the offering. The proceeds from the issuance of shares net of offering costs is included in additional paid in capital in the consolidated statements of shareholders’ equity.
Foreign currency transactions
The Company’s functional currency is the U.S. dollar. Transactions in foreign currencies are recorded in U.S. dollars at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the reporting date and foreign exchange gains and losses are included in the consolidated statements of income (loss).
Income taxes and uncertain tax positions
Under current Bermuda law, the Company and its Bermuda subsidiaries are not subject to any income or capital gains taxes. In the event that such taxes are imposed, the Company and its Bermuda subsidiaries would be exempted from any such taxes until March 2035 pursuant to the Tax Assurance Certificates issued to such entities pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966, as amended.
As of December 31, 2013, the Company did not have any uncertain tax positions.
Non-controlling interests
The Company consolidates the results of entities in which it has a controlling financial interest. The Company records the portion of shareholders’ equity attributable to non-controlling interests as a separate line within shareholders’ equity in the consolidated balance sheets. The Company records the portion of income attributable to non-controlling interests as a separate line within the consolidated statements of income (loss).
Earnings per share
Basic earnings per share is based on the weighted average number of common shares and participating securities outstanding during the period. The weighted average number of common shares excludes any dilutive effect of outstanding warrants, options and convertible securities such as unvested restricted shares. Diluted earnings per share is based on the weighted average number of common shares and share equivalents including any dilutive effects of warrants, options and other awards under share plans and are determined using the treasury stock method. U.S. GAAP requires that unvested share awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid (referred to as ‘‘participating securities”), be included in the number of shares outstanding for both basic and diluted earnings per share calculations. The Company treats its unvested restricted shares as participating securities. In the event of a net loss, the participating securities are excluded from the calculation of both basic and diluted loss per share.
During the fourth quarter of 2013, the Company determined that it had incorrectly calculated diluted earnings per share for the prior periods, which resulted in an understatement of diluted earnings per share. Basic earnings per share was correctly presented for the prior periods. The accompanying consolidated financial statements for the years ended December 31, 2013 and 2012 and for the period from October 6, 2011 (incorporation date) to December 31, 2011 correctly present diluted earnings per share and the weighted average number of dilutive shares outstanding. The following tables summarize the correct diluted earnings per share amounts and weighted average number of dilutive shares outstanding amounts for the prior periods.

	Three months ended
	March 31, 2012	June 30, 2012 (1)	September 30, 2012	December 31, 2012	March 31, 2013	June 30, 2013	September 30, 2013
	(unaudited)
Diluted EPS (as originally reported):	$0.35	$(0.40)	$0.45	$0.69	$0.85	$0.30	$0.46
Diluted EPS (as corrected):	$0.38	$(0.40)	$0.50	$0.76	$0.93	$0.33	$0.51

Weighted Average Number of Dilutive Shares Outstanding (as originally reported):	85,335,404	78,432,132	87,888,983	87,866,613	87,777,462	87,895,953	100,176,416
Weighted Average Number of Dilutive Shares Outstanding (as corrected):	78,432,132	78,432,132	78,551,830	78,820,844	79,083,675	79,254,268	90,915,805

	Six months ended		Nine months ended		Year ended December 31, 2012
	June 30, 2012 (1)	June 30, 2013	September 30, 2012	September 30, 2013
	(unaudited)		(unaudited)		(audited)
Diluted EPS (as originally reported):	$(0.01)	$1.15	$0.44	$1.59	$1.14
Diluted EPS (as corrected):	$(0.01)	$1.26	$0.49	$1.75	$1.26

Weighted Average Number of Dilutive Shares Outstanding (as originally reported):	78,432,132	87,836,378	87,031,196	92,438,629	87,253,760
Weighted Average Number of Dilutive Shares Outstanding (as corrected):	78,432,132	79,147,972	78,492,979	83,453,835	78,598,236
(1) Prior periods with a net loss correctly presented diluted earnings per share.
Leases
Leases in which substantially all of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are recognised in the consolidated statements of income (loss) on a straight-line basis over the term of the lease.
Comprehensive income
The Company has no comprehensive income other than net income disclosed in the consolidated statements of income (loss).
Segment information
Under U.S. GAAP, operating segments are based on the internal information that management uses for allocating resources and assessing performance of the Company. The Company reports two operating segments – Property and Casualty Reinsurance and Catastrophe Risk Management. The Company also has a corporate function that includes the Company’s investment results and certain general and administrative expenses related to its corporate activities.

Recently issued accounting standards
Issued and effective as of December 31, 2013
In January 2013, the FASB issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). The objective of ASU 2013-01 is to address implementation issues about the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU 2011-11. ASU 2013-01 is effective for interim and annual periods beginning on or after January 1, 2013. The Company has included the required disclosures in Note 9 of notes to consolidated financial statements.
In February 2013, the FASB issued Accounting Standard Update No. 2013-02, Comprehensive Income (ASU 2013-02). The objective of ASU 2013-02 is to improve the reporting of reclassifications out of other comprehensive income. ASU 2013-02 is effective for periods subsequent to December 15, 2012. The adoption of this guidance had no impact on the Company’s consolidated financial statements.
Issued but not yet effective as of December 31, 2013

In June 2013, the FASB issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies - Amendments to the Scope, Measurement, and Disclosure Requirements (ASU 2013-08). The amendments in this update change the assessment of whether an entity is an investment company by developing a new two-tiered approach for that assessment, which requires an entity to possess certain fundamental characteristics while allowing judgment in assessing other typical characteristics. The new approach requires an entity to assess all of the characteristics of an investment company and consider its purpose and design to determine whether it is an investment company. ASU 2013-08 is effective prospectively for periods subsequent to December 15, 2013. Early adoption is prohibited. The Company is currently evaluating the impact of this guidance; however, it is not expected to have a material impact on the Company's consolidated financial statements.